Note 11 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value

Non-vested on January 1, 2023	82,950	15.14
Granted	59,100	14.97
Vested	(53,650)	15.79
Non-vested on December 31, 2023	88,400	14.63

Non-vested on January 1, 2024	88,400	14.63
Granted	60,100	15.29
Forfeited	(750)	14.63
Vested	(58,350)	14.46
Non-vested on December 31, 2024	89,400	15.19

Non-vested on January 1, 2025	89,400	15.19
Granted	63,850	12.83
Vested	(59,350)	15.13
Non-vested on December 31, 2025	93,900	13.62